Other current liabilities	6 Months Ended
Jun. 30, 2025
Other Current Liabilities [Abstract]
Other current liabilities

12. Other current liabilities

Other current liabilities consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Accrual for vacation and overtime	2,063	1,579
Income tax liability	1,761	1,761
Payroll tax	755	2,008
Other liabilities	2,183	1,457
Total	6,762	6,805

Other current liabilities are non-interest-bearing and are due within one year. The carrying amounts of other current liabilities represent fair values due to their short-term nature.